Note 7 - Allowances For Loan And Real Estate Losses (Details) - Allowances for Loan Losses (USD $) In Thousands, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Allowances for Loan Losses [Abstract]
Balance—beginning of year		$ 20,934	$ 20,934	$ 7,841
Provisions for estimated losses	6	22	22	859
Losses charged off			(7,445)	(4,242)
Balance—end of year			$ 14,877	$ 20,934